Loans - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($)	Dec. 31, 2016 Contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans classified as troubled debt restructurings		$ 1,500,000	$ 2,900,000
Reserves allocated to customers whose loan terms are modified in troubled debt restructurings		17,000	38,000
Loans payable in nonaccrual of interest status		$ 117,000
Loans restructured, subsequently defaulted | Contract				0
Number of properties acquired | Property		1
Other real estate real estate acquired through foreclosure		$ 99,000	0
Mortgage loans in process of foreclosure amount		57,000	114,000
Outstanding balance of commercial loans classified under credit risk, minimum amount		300,000
Loans listed as not rated under risk category, maximum amount		300,000
Loans serviced for others		92,300,000	82,700,000
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses related to commercial loans		5,900,000
Loans restructured, subsequently defaulted | Contract	1
Loans restructured, subsequently defaulted	$ 3,300,000
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses related to commercial loans		5,000,000
Mortgage Servicing Rights [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage servicing rights		281,000,000	270,000,000
Valuation allowance		0	0
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Mortgage Loans with servicing retained		66,800,000	$ 64,700,000
Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans classified as troubled debt restructurings		$ 1,400,000